Share Capital - Summary of Share Capital (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Disclosure of classes of share capital [line items]
Amount of outstanding shares issued	$ 14	$ 19	$ 19
Undesignated Shares [Member]
Disclosure of classes of share capital [line items]
Amount of outstanding shares issued		0	0
Common Class A [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Amount of outstanding shares issued		3	3
Common Class B [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Amount of outstanding shares issued		$ 16	$ 16